Equity method investments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended															12 Months Ended				12 Months Ended									12 Months Ended					12 Months Ended								12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Frederickson	Dec. 31, 2010 Rollcast Energy, Inc.	Dec. 31, 2009 Rollcast Energy, Inc.	Dec. 31, 2011 Badger Creek Limited	Dec. 31, 2010 Badger Creek Limited	Dec. 31, 2009 Badger Creek Limited	Dec. 31, 2011 Orlando Cogen, LP	Dec. 31, 2010 Orlando Cogen, LP	Dec. 31, 2009 Orlando Cogen, LP	Dec. 31, 2010 Topsham Hydro Assets	Dec. 31, 2009 Topsham Hydro Assets	Dec. 31, 2011 Topsham Hydro Assets	Dec. 31, 2011 Onondaga Renewables, LLC	Dec. 31, 2010 Onondaga Renewables, LLC	Dec. 31, 2009 Onondaga Renewables, LLC	Sep. 30, 2011 Onondaga Renewables, LLC	Dec. 31, 2011 Koma Kulshan Associates	Dec. 31, 2010 Koma Kulshan Associates	Dec. 31, 2009 Koma Kulshan Associates	Dec. 31, 2011 Chambers Cogen, LP	Dec. 31, 2010 Chambers Cogen, LP	Dec. 31, 2009 Chambers Cogen, LP	Dec. 31, 2009 Delta-Person, LP	Dec. 31, 2011 Delta-Person, LP	Dec. 31, 2011 Rockland	Dec. 31, 2011 Idaho Wind Partners 1, LLC	Dec. 31, 2010 Idaho Wind Partners 1, LLC	Dec. 31, 2010 Rumford Cogeneration, LP	Dec. 31, 2009 Rumford Cogeneration, LP	Sep. 30, 2009 Rumford Cogeneration, LP	Dec. 31, 2011 Selkirk Cogen Partners, LP	Dec. 31, 2010 Selkirk Cogen Partners, LP	Dec. 31, 2009 Selkirk Cogen Partners, LP	Dec. 31, 2011 Gregory Power Partners, LP	Dec. 31, 2010 Gregory Power Partners, LP	Dec. 31, 2009 Gregory Power Partners, LP	Feb. 16, 2012 PERH	Dec. 31, 2011 PERH	Dec. 31, 2009 Mid-Georgia Cogen, LP	Dec. 31, 2011 Other	Dec. 31, 2009 Other	Dec. 31, 2010 Other
Equity method investments
Percentage of ownership interest						50.00%			50.00%			50.00%					50.00%	50.00%			50.00%	49.80%			40.00%				40.00%	30.00%	27.60%				23.50%	18.50%			17.10%			14.30%	14.30%
Carrying value	$ 477,098		$ 474,351	$ 294,805		$ 166,837			$ 6,477	$ 7,839		$ 25,955	$ 31,543		$ 8,500			$ 291	$ 1,761			$ 5,856	$ 6,491		$ 143,797	$ 139,855				$ 12,500	$ 36,143	$ 41,376				$ 47,357	$ 53,575		$ 3,520	$ 3,662			$ 25,609		$ 9		$ 203
Earnings (loss) of unconsolidated affiliates	2,947	1,311	6,356	13,777	8,514	444	(66)	(267)	(4)	749	1,948	863	2,031	3,152	(436)	1,506		(1,761)	(320)	(600)		483	452	458	7,739	13,144	6,599	(644)			(1,563)	(126)	(359)	(1,904)		(406)	(3,454)	(280)	524	2,162	1,791			(2,686)	37	(559)
Distributions from equity method investments	(249)	(1,450)	(21,889)	(16,843)	(27,884)
Equity in earnings (loss) of unconsolidated affiliates, net of distributions			$ (15,533)	$ (3,066)	$ (19,370)